Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
In addition to those items discussed in Note 2 —Mergers and Acquisitions, Note 11 — Other Debt and Note 17 — Equity Based Compensation, the following events occurred subsequent to December 31, 2013 that require adjustments to the disclosures in the consolidated financial statements:
Completion of Acquisition of Assets
The following table presents certain information about the properties that the Company acquired from January 1, 2014 to May 19, 2014 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2013 (2)	2,559	43,834,493	$7,392,610
Acquisitions, net of disposals	1,280	61,361,128	10,088,226
Total Portfolio – May 19, 2014 (2)	3,839	105,195,621	$17,480,836
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(1)Contract purchase price, excluding acquisition and transaction related costs.

(2)	Total portfolio excludes one vacant property contributed in September 2011, which was classified as held for sale as of December 31, 2013.
Transition to Self-Management
On January 8, 2014, the Company completed its transition to self-management. In connection with becoming self-managed, ARCP terminated its management agreement with its Former Manager and certain former executives and employees of its Former Manager became employees of the Company.
Termination of Management Agreement
In connection with the transition by the Company to self-management, on January 8, 2014, the Company and its Former Manager entered into an Amendment and Acknowledgment of Termination of Amended and Restated Management Agreement (the "Termination Agreement"), dated January 8, 2014. The Termination Agreement provided for termination of the Amended and Restated Management Agreement, dated February 28, 2013, between the Company and its Former Manager, effective January 8, 2014. Pursuant to the Termination Agreement, the Company's Former Manager agreed to continue to provide services previously provided under the Management Agreement, to the extent required by the Company, for a period of 60 days following January 8, 2014 and received a payment in the amount of $10.0 million for providing such services.
Pursuant to an Assignment and Assumption Agreement (the "Assignment") dated January 8, 2014 between AR Capital, LLC, an affiliate of the Company's Former Manager ("AR Capital") and RCS Advisory Services, LLC, AR Capital assigned to the Company, and the Company assumed, certain of the rights and obligations under that certain Services Agreement dated as of June 10, 2013 between AR Capital and RCS Advisory Services, LLC (the "Services Agreement"). Under the Services Agreement, RCS Advisory Services, LLC and its affiliates had been providing to the Company certain transaction management services and other services, employees and other resources. The Assignment enables the Company to continue to receive the services and resources contemplated under the Services Agreement, at the Company's discretion.
In addition, pursuant to a separate Transition Services Agreement (the "Transition Services Agreement"), dated October 21, 2013, affiliates of the Company's Former Manager agreed to provide certain transition services, including accounting support, acquisition support, investor relations support, public relations support, human resources and administration, general human resources duties, payroll services, benefits services, insurance and risk management, information technology, telecommunications and internet and services relating to office supplies. The Transition Services Agreement will be in effect for a 60-day term beginning on the date the Company became self-managed, and may be extended by the Company at its discretion. Should the Company request any services, the Company will pay a fee at an hourly rate or flat rate to be agreed on, not to exceed a market rate for the services to be provided pursuant to the Transition Services Agreement.
Purchase of Furniture, Fixtures and Equipment
On January 8, 2014, the OP entered into the Asset Purchase and Sale Agreement with the Company's Former Manager (the "Purchase Agreement"), pursuant to which the Former Manager transferred to the OP furniture, fixtures and equipment used by the Former Manager in connection with the business of the Company. Under the Purchase Agreement, the OP paid the Company's Former Manager $10.0 million for the furniture, fixtures and equipment and certain unreimbursed expenses.